Variable Interest Entities ("VIEs")	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
9.1 Lessor VIE

As of June 30, 2026 and December 31, 2025, we leased one vessel from CSSC (Hong Kong) Shipping Entity Limited (“CSSC entity”) as part of a sale and leaseback agreement. The CSSC entity is a wholly-owned, special purpose vehicle. We sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with the lessor VIE as of June 30, 2026, is shown below:

(in thousands of $)	2026 (1)	2027	2028	2029	2030	2031+
Hilli (2)	38,992	76,032	72,821	69,698	66,575	138,463
(1) For the six months ending December 31, 2026.
(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2026 and December 31, 2025, are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Assets
Restricted cash	33	11,429

Liabilities (1)
Accrued expenses	(33,965)	(28,845)
Other non-current liabilities (note 18)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt (2)	(179,839)	(229,654)
(1) The creditors of the lessor VIE have no recourse to the general credit of Golar.
(2) This relates to debt of our lessor entity, net of deferred financing cost (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 15).

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2026 and 2025 are as follows:

	Six months ended June 30, 2026
(in thousands of $)	2026	2025
Statement of operations
Other financial items, net (note 8)	1,216	1,216
Interest income	(190)	(365)
Interest expense	4,862	7,730

Statement of cash flows
Net debt repayments	(49,830)	(40,882)
9.2    Gimi MS Corporation

Following the closing of the sale of 30% of the common shares of Gimi MS to First FLNG Holdings (“FFH”) in April 2019, we determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Balance sheet
Current assets	244,479	242,722
Non-current assets	1,634,528	1,643,366
Current liabilities	(106,036)	(112,743)
Non-current liabilities	(1,108,073)	(1,146,546)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2026 and 2025 are as follows:

	Six months ended June 30,
(in thousands of $)	2026	2025
Statement of cash flows
Additions to asset under development	6,842	152,583
Net debt repayments	(37,500)	(29,167)
Proceeds from subscription of equity interest	—	21,020
Cash dividends paid (1)	(12,136)	—
(1) During the six months ended June 30, 2026 and 2025, Gimi MS Corporation paid $40.5 million and nil, respectively, to its shareholders .